Condensed Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Summary of Condensed Financial Information

A summary of condensed financial information of the parent company as of December 31, 2020 and 2019, and for each of the three years in the period ended December 31, 2020 follows:

(Dollars in thousands)	2020	2019
CONDENSED BALANCE SHEETS
ASSETS
Cash deposited with subsidiary bank	$1,631	$871
Investment in subsidiary bank	92,043	84,422
Securities available-for-sale	87	92
Other assets	146	142
TOTAL ASSETS	$93,907	$85,527
LIABILITIES AND SHAREHOLDERS’ EQUITY
Total liabilities	$48	$51
Total shareholders’ equity	93,859	85,476
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$93,907	$85,527

Summary of Condensed Statements of Comprehensive Income

(Dollars in thousands)	2020	2019	2018
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME
Dividends on securities	$3	$3	$2
Dividends from subsidiary	4,140	3,170	2,865
Unrealized gain (loss) on equity securities	(4)	9	(6)
Other income	4	—	—
Total income	4,143	3,182	2,861
Operating expenses	357	357	357
Income before taxes and undistributed equity income of subsidiary	3,786	2,825	2,504
Income tax benefit	(76)	(73)	(76)
Equity earnings in subsidiary, net of dividends	6,706	7,516	6,832
NET INCOME	$10,568	$10,414	$9,412
COMPREHENSIVE INCOME	$11,482	11,898	$8,692

Summary of Condensed Statements of Cash Flows

(Dollars in thousands)	2020	2019	2018
CONDENSED STATEMENTS OF CASH FLOWS

Cash flows from operating activities:
Net income	$10,568	$10,414	$9,412
Adjustments to reconcile net income to cash provided by operations:
Equity earnings in subsidiary, net of dividends	(6,706)	(7,516)	(6,832)
Change in other assets, liabilities	(3)	(38)	70
Net cash provided by operating activities	3,859	2,860	2,650

Cash flows from financing activities:
Cash dividends paid	(3,099)	(2,962)	(2,688)
Cash received from issuance of treasury shares	—	4	—
Net cash used in financing activities	(3,099)	(2,958)	(2,688)

Increase (decrease) in cash	760	(98)	(38)
Cash at beginning of year	871	969	1,007
Cash at end of year	$1,631	$871	$969